Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 26, 2016	Jun. 27, 2015	Jun. 28, 2014
Accounts receivable, allowances	$ 20.6	$ 16.0	$ 14.7
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	0
Common stock, shares issued	99,731,319	0
Common stock, shares outstanding	99,731,319	0
Accumulated other comprehensive loss, tax benefit	$ 2.6	$ 2.9	$ 3.6
Common Stock Class A [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	0	250,000,000	250,000,000
Common stock, shares issued	0	86,860,562	86,860,562
Common stock, shares outstanding	0	86,860,562	86,860,562
Common Stock Class B [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	0	25,000,000	25,000,000
Common stock, shares issued	0	18,388	13,538
Common stock, shares outstanding	0	18,388	13,538